Common stock and non-redeemable convertible preferred stock -Schedule of non-redeemable convertible preferred shares (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)	137,765,828	137,765,828
Preferred stock, outstanding (in shares)	137,765,828	137,765,828
Class A non redeemable convertible preferred stock
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)	27,065,219	27,065,219
Preferred stock, outstanding (in shares)	27,065,219	27,065,219
Original issue price	$ 1.75	$ 1.75
Carrying value	$ 47,336,000	$ 47,336,000
Class B1 Non redeemable Convertible Preferred Stock [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)	52,700,609	52,700,609
Preferred stock, outstanding (in shares)	52,700,609	52,700,609
Original issue price	$ 1.75	$ 1.75
Carrying value	$ 119,977,000	$ 119,977,000
Class B2 Non redeemable Convertible Preferred Stock [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)	29,000,000	29,000,000
Preferred stock, outstanding (in shares)	29,000,000	29,000,000
Original issue price	$ 1.75	$ 1.75
Carrying value	$ 23,000,000	$ 23,000,000
Class B3 Non redeemable Convertible Preferred Stock [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Preferred stock, issued (in shares)	29,000,000	29,000,000
Preferred stock, outstanding (in shares)	29,000,000	29,000,000
Original issue price	$ 0.00001	$ 0.00001
Carrying value	$ 290	$ 290
Nonredeemable Convertible Preferred Stock [Member]
Schedule OfNonRedeemable Convertible Preferred Shares [Line Items]
Carrying value	189,881,000	189,881,000
Issuance Cost	$ (432,000)	$ (432,000)